Other Payables (Details) - Schedule of Other Payables	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Current
Accrued expenses	$ 2,129,153	$ 1,580,076	$ 426,693
Accrued expenses- IPO	891,819	661,832
Other payables	37,809	28,059	2,944
Total	$ 3,058,781	$ 2,269,967	$ 429,637